Note 5 - Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

NOTE 5 - LOSS PER SHARE

The following table presents the shares used in the basic and diluted loss per common share computations:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Numerator:
Net loss available in basic and diluted calculation	$(1,116,402)	$(1,115,221)	$(2,527,524)	$(4,468,170)

Denominator:
Weighted average common shares outstanding-basic	3,936,126	2,984,335	3,435,700	2,967,483

Effect of diluted stock options and warrants (1)	-	-	-	-

Weighted average common shares outstanding-basic	3,936,126	2,984,335	3,435,700	2,967,483

Loss per common share basic and diluted	$(0.28)	$(0.37)	$(0.74)	$(1.51)

(1) The number of shares underlying options and warrants outstanding as of September 30, 2015 and September 30, 2014 are 8,588,832 and 945,220 respectively. The number of underlying Series B preferred shares outstanding is 1,895,010. The effect of the shares that would be issued upon exercise of such options and warrants has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.

NOTE 5 - LOSS PER SHARE

The following table presents the shares used in the basic and diluted loss per common share computations:

	Year Ended
	December 31,
	2014	2013
Numerator:
Net loss available in basic and diluted calculation	$(6,833,568)	$(9,406,304)

Denominator:
Weighted average common shares outstanding-basic	2,990,471	2,026,115

Effect of dilutive stock options and warrants (1)	-	-

Weighted average common shares outstanding-diluted	2,990,471	2,026,115

Loss per common share-basic and diluted	$(2.29)	$(4.64)

(1) The number of shares underlying options and warrants outstanding as of December 31, 2014 and December 31, 2013 are 949,323 and 847,777, respectively. The effect of the shares that would be issued upon exercise of such options and warrants has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.